Invested Assets and Investment Income - Schedule of Investment Income (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Investment Income [line items]
Rental income, net of depreciation	$ 874	$ 864
Net Investment income	35,400	33,593
Investment income	16,433	15,393
Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	6,497	6,340
Gains (losses)	13,524	11,997
Impairment loss, net	(119)	(8)
Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	169	313
Gains (losses)	(136)	(18)
Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	555	620
Gains (losses)	2,041	3,188
Impairment loss, net	(54)	(24)
Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,837	1,951
Gains (losses)	86	26
Provision, net	(18)	31
Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,883	1,782
Gains (losses)	(18)	(62)
Impairment loss, net	(88)	(35)
Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	390	391
Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	72	87
Provision, net	(2)	(1)
Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	468	505
Gains (losses)	(18)	508
Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	893	555
Gains (losses)	6,529	2,647
Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	72	69
Oil and gas, timber, agriculture and other income	1,435	1,862
Gains (losses)	(177)	776
Impairment loss, net	(421)
Recovery, net		93
Interest income [member]
Disclosure of Investment Income [line items]
Investment income	11,813	11,488
Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	2,458	2,988
Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	703	56
Other [Member]
Disclosure of Investment Income [line items]
Investment income	2,865	861
Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	18,967	18,200
Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	10,748	11,528
Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1,917	2,870
Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	86	26
Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(47)	(62)
Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1	514
Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(215)	748
Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	6,477	2,576
FVTPL [Member]
Disclosure of Investment Income [line items]
Net Investment income	26,174	24,720
Investment income	7,388	6,976
Realized and unrealized gains (losses) on assets	18,786	17,744
FVTPL [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	5,805	5,557
Gains (losses)	10,739	11,525
Impairment loss, net	(113)	(9)
FVTPL [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	24	32
Gains (losses)	(24)	11
FVTPL [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	517	551
Gains (losses)	2,020	3,079
FVTPL [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	924	579
Gains (losses)	6,501	2,653
FVTPL [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	(210)	742
Impairment loss, net	(9)
FVTPL [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	6,753	6,168
FVTPL [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	517	552
FVTPL [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	123	9
FVTPL [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	241	265
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	10,747	11,521
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1,908	2,865
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(318)	776
FVTPL [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	6,449	2,582
AFS [Member]
Disclosure of Investment Income [line items]
Net Investment income	3,494	1,661
Investment income	3,484	1,649
Realized and unrealized gains (losses) on assets	10	12
AFS [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Interest income	692	783
Gains (losses)	2,785	472
Impairment loss, net	(6)	1
AFS [Member] | Cash and short-term securities [Member]
Disclosure of Investment Income [line items]
Interest income	145	281
Gains (losses)	(112)	(29)
AFS [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Dividend income	38	69
Gains (losses)	21	109
Impairment loss, net	(54)	(24)
AFS [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Gains (losses)	1	(1)
Impairment loss, net	(16)
AFS [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	837	1,064
AFS [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	38	69
AFS [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	76	23
AFS [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	2,685	539
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Debt securities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1	7
AFS [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Public equities [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	9	5
Other [Member]
Disclosure of Investment Income [line items]
Net Investment income	5,732	7,212
Investment income	5,561	6,768
Other [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Interest income	1,837	1,951
Gains (losses)	86	26
Provision, net	(18)	31
Other [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Interest income	1,883	1,782
Gains (losses)	(18)	(62)
Impairment loss, net	(88)	(35)
Other [Member] | Policy loans [member]
Disclosure of Investment Income [line items]
Net Investment income	390	391
Other [Member] | Loans to Bank clients [Member]
Disclosure of Investment Income [line items]
Interest income	72	87
Provision, net	(2)	(1)
Other [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Rental income, net of depreciation	468	505
Gains (losses)	(18)	508
Other [Member] | Derivatives [Member]
Disclosure of Investment Income [line items]
Interest income	(31)	(24)
Gains (losses)	28	(6)
Other [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Interest income	72	69
Oil and gas, timber, agriculture and other income	1,435	1,862
Gains (losses)	32	35
Impairment loss, net	(396)
Recovery, net		93
Other [Member] | Interest income [member]
Disclosure of Investment Income [line items]
Investment income	4,223	4,256
Other [Member] | Dividend, rental and other income [member]
Disclosure of Investment Income [line items]
Investment income	1,903	2,367
Other [Member] | Impairments, provisions and recoveries, net [Member]
Disclosure of Investment Income [line items]
Investment income	504	88
Other [Member] | Other [Member]
Disclosure of Investment Income [line items]
Investment income	61	57
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	171	444
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Mortgages [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	86	26
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Private placements [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	(47)	(62)
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Real estate [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	1	514
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Other invested assets [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	103	(28)
Other [Member] | Insurance and investment contract liabilities and macro equity hedges [Member] | Derivatives, including macro equity hedging program [Member]
Disclosure of Investment Income [line items]
Realized and unrealized gains (losses) on assets	$ 28	$ (6)